ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.7%

Aerospace/Defense – 5.1%
HEICO Corp.	29,483	$9,517,702

Auto Parts & Equipment – 5.3%
Allison Transmission Holdings, Inc.	65,521	5,561,422
Miller Industries, Inc.	106,002	4,284,601
Total Auto Parts & Equipment		9,846,023

Commercial Services – 8.6%
Moody’s Corp.	14,924	7,110,988
Rollins, Inc.	152,407	8,952,387
Total Commercial Services		16,063,375

Computers – 3.4%
Science Applications International Corp.	64,232	6,382,734

Diversified Financial Services – 4.3%
Intercontinental Exchange, Inc.	47,606	8,020,659

Electronics – 6.7%
Amphenol Corp., Class A	100,293	12,411,259

Engineering & Construction – 7.2%
IES Holdings, Inc.(a)(b)	33,562	13,345,929

Healthcare - Products – 11.8%
Abbott Laboratories	62,154	8,324,907
Stryker Corp.	19,394	7,169,380
Thermo Fisher Scientific, Inc.	13,476	6,536,129
Total Healthcare - Products		22,030,416

Machinery - Diversified – 3.7%
Otis Worldwide Corp.	76,363	6,981,869

Media – 2.2%
FactSet Research Systems, Inc.	14,670	4,202,808

Metal Fabricate/Hardware – 4.8%
Mueller Industries, Inc.	88,804	8,978,972

Packaging & Containers – 3.1%
Silgan Holdings, Inc.	135,688	5,835,941

Pharmaceuticals – 8.9%
Cencora, Inc.	31,369	9,803,754
Henry Schein, Inc.(b)	101,192	6,716,113
Total Pharmaceuticals		16,519,867

Real Estate – 4.0%
McGrath RentCorp	63,912	7,496,877

Software – 16.3%
Adobe, Inc.(b)	15,947	5,625,304
Broadridge Financial Solutions, Inc.	31,628	7,532,841
Fair Isaac Corp.(b)	3,461	5,179,490
Fiserv, Inc.(b)	34,204	4,409,922
Intuit, Inc.	11,105	7,583,716
Total Software		30,331,273

Water – 4.3%
American Water Works Co., Inc.	57,026	7,937,449

Total Common Stocks (Cost $157,008,646)		185,903,153
Investments	Shares	Value
MONEY MARKET FUND – 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(c) (Cost $559,988)	559,988	$559,988

Total Investments – 100.0% (Cost $157,568,634)		186,463,141
Liabilities in Excess of Other Assets – (0.0)%**		(53,240)
Net Assets – 100.0%		$186,409,901

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $874,830; the aggregate market value of the collateral held by the fund is $883,382. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $883,382.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of September 30, 2025.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$185,903,153	$–	$–	$185,903,153
Money Market Fund	559,988	–	–	559,988
Total	$186,463,141	$–	$–	$186,463,141

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.1%
Auto Parts & Equipment	5.3
Commercial Services	8.6
Computers	3.4
Diversified Financial Services	4.3
Electronics	6.7
Engineering & Construction	7.2
Healthcare - Products	11.8
Machinery - Diversified	3.7
Media	2.2
Metal Fabricate/Hardware	4.8
Packaging & Containers	3.1
Pharmaceuticals	8.9
Real Estate	4.0
Software	16.3
Water	4.3
Money Market Fund	0.3
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.